Expense Example - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2035 Fund - Fidelity Managed Retirement 2035 Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	$ 604